Notes Payable and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable and Long-term Debt
Summary of long-term debt

	December 31,
(Millions of dollars)	2017	2016
Term Loan due 2022	$484	$497
Foreign subsidiary obligations due 2018 through 2023	52	20
Total long-term debt at face value	536	517
Current maturities of long-term debt and unamortized discount	(54)	(18)
Long-term debt, less current maturities and unamortized discount	$482	$499